Fair Value Measurements (Details) - USD ($)		6 Months Ended
	May 05, 2023	Jun. 30, 2023	Nov. 04, 2022
Fair Value Measurements (Details) [Line Items]
Fair value investor interest amount (in Dollars)	$ 130,418		$ 103,231
Price pershare	$ 0.23	$ 0.17
Discount rate	2.20%	1.60%
Pershare of valuation	$ 10.25	$ 10.24
Founder Shares [Member]
Fair Value Measurements (Details) [Line Items]
Fair value investor interest amount (in Dollars)	$ 130,418	$ 64,264